Offerings	May 21, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	1,181,044
Proposed Maximum Offering Price per Unit	54.95
Maximum Aggregate Offering Price	$ 64,898,367.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,962.46
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the Securities Act), this Registration Statement shall also cover any additional shares of the Registrants Common Stock (Common Stock) that become issuable under the Registrants 2016 Equity Incentive Award Plan, as amended (the 2016 Plan), by reason of any stock dividend, stock split or similar transaction effected without the receipt of consideration that results in an increase in the number of the outstanding shares of Common Stock. Note 1a: The Amount Registered represents shares of Common Stock that were automatically added to the shares authorized for issuance under the 2016 Plan on January 1, 2026 pursuant to an evergreen provision contained in the 2016 Plan. Pursuant to such provision, the number of shares of Common Stock reserved for issuance pursuant to awards under the 2016 Plan shall be increased on the first day of each calendar year ending in 2026, equal to the lesser of (i) 2% of the shares of Common Stock outstanding on the last day of the immediately preceding calendar year and (ii) such smaller number of shares of Common Stock as determined by the Registrants Board of Directors; provided, that no more than 22,627,878 shares of Common Stock may be issued upon the exercise of incentive stock options under the 2016 Plan. Note 1b: The Proposed Maximum Offering Price Per Unit was estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $54.95 per share, which is the average of the high and low prices of Common Stock on May 14, 2026, as reported on the New York Stock Exchange.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	590,522
Proposed Maximum Offering Price per Unit	46.71
Maximum Aggregate Offering Price	$ 27,583,282.62
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,809.25
Offering Note	Pursuant to Rule 416 of the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Registrants 2016 Employee Stock Purchase Plan (ESPP) by reason of any stock dividend, stock split or similar transaction effected without the receipt of consideration that results in an increase in the number of the outstanding shares of Common Stock. Note 2a: The Amount Registered represents shares of Common Stock that were automatically added to the shares authorized for issuance under the ESPP on January 1, 2026 pursuant to an evergreen provision contained in the ESPP. Pursuant to such provision, the number of shares of Common Stock reserved for issuance under the ESPP shall be increased on the first day of each calendar year ending in 2026, equal to the lesser of (i) 1% of the shares of Common Stock outstanding on the last day of the immediately preceding calendar year and (ii) such smaller number of shares of Common Stock as determined by the Registrants Board of Directors; provided, that no more than 6,788,363 shares of Common Stock may be issued under the ESPP, subject to certain adjustments. Note 2b: The Proposed Maximum Offering Price Per Unit was estimated in accordance with Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $54.95 per share, which is the average of the high and low prices of Common Stock on May 14, 2026, as reported on the New York Stock Exchange, multiplied by 85%. Pursuant to the ESPP, the purchase price of the shares of Common Stock reserved for issuance thereunder will be at least 85% of the lower of the fair market value of a share of Common Stock on the applicable Enrollment Date or Purchase Date (as defined in the ESPP).